Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 7.84	£ 8.40	£ 5.89
Dividends paid	£ 553	£ 593	£ 416
First Interim [Member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 4.58	£ 4.49	£ 4.45
Dividends paid	£ 323	£ 317	£ 314
Second Interim [Member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 3.26	£ 3.91	£ 1.44
Dividends paid	£ 230	£ 276	£ 102